INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 14, 2004
INCOME TAXES
Effective tax rate (as a percent)	41.00%	81.20%	37.30%	34.70%	35.80%	35.70%	40.20%	37.30%	36.50%
Statutory federal rate (as a percent)		35.00%			35.00%	35.00%	35.00%	35.00%	35.00%
Unrecognized tax benefits							$ 729			$ 700